Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital
Schedule of common shares issued

	Number of common shares	Amount ($)
Balance, January 1, 2024 (1)	110,059,471	291,215
Exercise of RSUs	1,207,808	35,617
Balance, December 31, 2024	111,267,279	326,832

Balance, January 1, 2025	111,267,279	326,832
Exercise of RSUs	135,700	1,788
Balance, December 31, 2025	111,402,979	328,620
1)	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.